Stock-Based Compensation (Schedule Of Share Based Compensation Weighted Average Assumptions Used To Value Stock Option Grants) (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Stock-Based Compensation [Abstract]
Risk-free interest rate	0.40%	0.50%	1.30%
Expected life (years)	3 years	4 years	5 years
Expected volatility	23.00%	24.00%	25.00%
Dividend yield	2.50%	2.50%	8.10%
Estimated forfeitures	12.00%	4.50%	12.90%